UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03883

DWS Communications Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 93.9%
Communications Equipment 6.9%
Harris Corp.	36,800	1,747,632
Nan Ya Printed Circuit Board Corp.	313,000	1,240,380
QUALCOMM, Inc.	99,300	4,169,607
Spirent Communications PLC	899,468	1,691,343

		8,848,962
Computers & Peripherals 2.1%
Apple, Inc.*	11,300	2,654,709
Media 12.5%
ITV PLC*	3,720,045	3,424,729
Liberty Global, Inc. "A"* (a)	27,600	804,816
Time Warner Cable, Inc.	152,600	8,135,106
TiVo, Inc.* (a)	87,800	1,503,136
Vivendi	82,806	2,218,737

		16,086,524
National Carriers 33.1%
BT Group PLC	1,349,388	2,534,711
Comstar United Telesystems OJSC (GDR)	1,052,641	7,379,013
Deutsche Telekom AG (Registered)	243,200	3,297,564
Elisa Oyj*	98,700	2,036,491
Freenet AG*	173,353	2,140,678
Hellenic Telecommunications Organization SA	134,700	1,677,985
Maxcom Telecomunicaciones SAB de CV (ADR)* (a)	325,400	1,513,110
Qwest Communications International, Inc. (a)	2,298,500	11,998,170
Telecom Corp. of New Zealand Ltd.	1,376,200	2,124,754
Telekom Austria AG	368,100	5,148,328
Telenor ASA*	198,500	2,691,328

		42,542,132
Semiconductors 5.2%
ARM Holdings PLC	435,503	1,563,787
Lam Research Corp.*	60,000	2,239,200
Skyworks Solutions, Inc.* (a)	182,200	2,842,320

		6,645,307
Software & Applications 1.1%
CommVault Systems, Inc.*	67,600	1,443,260
Specialty Services 6.1%
Gemalto NV*	50,878	2,203,422
Tele2 AB "B"	341,200	5,700,316

		7,903,738
Wireless Services 26.9%
MetroPCS Communications, Inc.* (a)	572,900	4,056,132
Motorola, Inc.*	265,400	1,863,108
NII Holdings, Inc.*	35,200	1,466,432
Orascom Telecom Holding SAE (GDR) REG S	654,310	3,365,092
Research In Motion Ltd.*	48,000	3,549,600
Sprint Nextel Corp.* (a)	2,331,918	8,861,288
Syniverse Holdings, Inc.*	167,300	3,257,331
Turkcell Iletisim Hizmetleri AS (ADR)	176,700	2,661,102
Vodafone Group PLC	2,416,388	5,591,058

		34,671,143

Total Common Stocks (Cost $112,749,677)		120,795,775
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $11,101,275)	11,101,275	11,101,275
Cash Equivalents 3.9%
Central Cash Management Fund, 0.16% (b) (Cost $5,054,952)	5,054,952	5,054,952

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $128,905,904) †	106.5	136,952,002
Other Assets and Liabilities, Net	(6.5)	(8,313,388)

Net Assets	100.0	128,638,614

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $134,675,307. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $2,276,695.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,588,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,311,973.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $10,703,470 which is 8.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communications Equipment	$5,917,239	$2,931,723	$—	$8,848,962
Computers & Peripherals	2,654,709	—	—	2,654,709
Media	10,443,058	5,643,466	—	16,086,524
National Carriers	13,511,280	29,030,852	—	42,542,132
Semiconductors	5,081,520	1,563,787	—	6,645,307
Software & Applications	1,443,260	—	—	1,443,260
Specialty Services	—	7,903,738	—	7,903,738
Wireless Services	25,714,993	8,956,150	—	34,671,143
Other Receivable**	—	—	2,864,296	2,864,296
Short-Term Investments(d)	16,156,227	—	—	16,156,227
Total	$80,922,286	$56,029,716	$2,864,296	$139,816,298

(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2009	$2,435,216
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	429,080
Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of March 31, 2010	$2,864,296
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$429,080

**	Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty. The Fund is in the process of claiming Lehman Brothers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010